Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Adjustments To Additional Paid In Capital Stock Issued Issuance Costs		$ 6,000		$ 300,000
Preferred Stock Tranche Liability [Member]
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability and issuance costs		$ 33,000		5,400,000
Conversion Of Convertible Debt Into Redeemable Convertible Preferred Stock [Member] | Preferred Stock Tranche Liability [Member]
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability and issuance costs				$ 800,000
Issuance Of Redeemable Convertible Preferred Stock Including Extinguishment Of Preferred Stock Tranche Liability [Member]
Adjustments To Additional Paid In Capital Stock Issued Issuance Costs			$ 6,000
Issuance Of Redeemable Convertible Preferred Stock Including Extinguishment Of Preferred Stock Tranche Liability [Member] | Preferred Stock Tranche Liability [Member]
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability and issuance costs	$ 15,200		$ 15,200,000